                               INVESTMENT ADVISER
                                Value Line, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                   DISTRIBUTOR
                           Value Line Securities, Inc.
                  220 East 42nd Street, New York, NY 10017-5891

                                 CUSTODIAN BANK
                      State Street Bank and Trust Company
                      225 Franklin Street, Boston, MA 02110

                           SHAREHOLDER SERVICING AGENT
                  State Street Bank and Trust Company c/o NFDS
                   P.O. Box 419729, Kansas City, MO 64141-6729

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                 1177 Avenue of the Americas, New York, NY 10036

                                  LEGAL COUNSEL
                            Peter D. Lowenstein, Esq.
                         Two Greenwich Plaza, Suite 100
                               Greenwich, CT 06830

                               BOARD OF DIRECTORS
          Jean Bernhard Buttner                       Leo R. Futia
             Charles E. Reed                       Paul Craig Roberts
                                John W. Chandler

                                    OFFICERS
          Jean Bernhard Buttner                     Robert E. Manning
         CHAIRMAN AND PRESIDENT                      VICE PRESIDENT

                                David T. Henigson
                       VICE PRESIDENT, SECRETARY/TREASURER

                                 Harvey S. Katz
                                 VICE PRESIDENT

             Jack M. Houston                         Stephen La Rosa
                ASSISTANT                               ASSISTANT
           SECRETARY/TREASURER                     SECRETARY/TREASURER

The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This unaudited report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund
(obtainable from the Distributor).


                              --------------------
                               SEMI-ANNUAL REPORT
                                  June 30, 1995
                                ----------------


                        THE VALUE LINE INCOME FUND, INC.



                                     [LOGO]

                             VALUE LINE MUTUAL FUNDS

[LOGO]                                TO OUR VALUE LINE INCOME FUND SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR SHAREHOLDER:

Against an ideal backdrop -- rising corporate profits together with falling interest rates -- prices in the domestic stock and bond markets moved sharply higher during the first six months of 1995. On February 1st, the Federal Reserve announced the last in a series of boosts to its target for the Federal Funds rate -- the rate at which banks borrow for overnight reserves. Market participants correctly anticipated that the ensuing slowdown in economic growth would prove sufficient to offer at least temporary relief from incipient inflationary pressures. The yield on the benchmark 30-year U.S. Treasury bond fell from 7.93% a week before the Fed announcement to a low of 6.52% on June 22nd. Translated to price appreciation, the bond moved up 18.6%. Stock prices, as measured by the Standard and Poor's 500 Index, had begun to climb early in December of 1994. From a low of 445.45 on December 8, 1994, the S&P 500 reached a high of 562.72 in mid-July 1995, a gain of 26.3%.

Low inflation does not always constitute a recipe for strong earnings, but many corporations faced easy profit comparisons with results from a year earlier. In addition, the benefits of corporate restructuring began to emerge in the form of higher productivity and important cost reductions. Finally, the push for higher productivity and increased competitiveness fostered strong demand for capital goods, especially those emphasizing the latest in high technology. The result was a plethora of double-digit earnings gains across a broad spectrum of corporations, with especially good results to be found among capital goods producers, computer manufacturers, semiconductor makers, telecommunications companies, and others in high-tech sectors.

REVIEW OF PERFORMANCE AND STRATEGY

Holdings in technology contributed strongly to a healthy performance by your Fund during the first half of 1995. Our positions in IBM, Motorola, and Hewlett-Packard all added to the Fund's gains. Nevertheless, stocks that emphasize dividend income lagged the market, as they usually do during periods of unusual market strength. Electric utilities and financial stocks, the traditional staples of income-oriented portfolios, posted price gains that lagged the market, while low-yielding stocks with an emphasis on growth and technology were among the best performers. For the six months ended June 30, 1995, The Value Line Income Fund produced a total return including reinvested dividends of 13.59%. For the 12 months ended June 30, 1995, the Fund returned 15.62%. For the last 12 months, an unmanaged index of equity performance, as measured by the Standard and Poor's 500 Index, provided a total return of 26.07%. For the six months ended June 30, 1995, the Lehman Brothers Government/Corporate Index, an unmanaged index of bonds, produced a return of 11.80%. The best bond-market performance was to be had in the longer maturity sectors, which provide excellent returns when interest rates fall but are subject to very high volatility. Bonds with shorter maturities and higher coupons, which offered attractive yields, performed less well on a total-return basis than did the broad market indexes.

STRATEGY FOR 1995

Our equity strategy during 1995 has continued to emphasize a reduction of market risk through broad diversification of holdings across companies, industries, and economic sectors. We reduced the sizes of some of our largest holdings of individual stocks and broadened our industry diversification. We added shares of International Flavors and Fragrances, Sysco, B.F. Goodrich, Diebold, and PepsiCo. We took profits in some of our holdings that are particularly sensitive to the economic cycle, with the sale of our full position in Microsoft, which does not pay a dividend. We also reduced our positions in Coca Cola, Campbell's Soup, Schering Plough, and Motorola. In order to add yield and improve the geographic diversification of our utility holdings, we added positions in SCEcorp, FPL Group, and Illinova, among the electrics.

The fixed-income component of the Income Fund consists of selected corporate issues, mortgage-backed securities, and issues of the U.S. Treasury and Agencies. The portfolio contains no derivative securities. Your Fund's management believes that careful selection of bonds and equities will provide an attractive yield while lending stability to the portfolio during times of market volatility. The portfolio is well structured to meet its objective of high current return without undue risk to principal.

We thank you for your continued confidence, and we look forward to serving your investment needs in the future.

                                        Sincerely,

                                        /s/ Jean Bernhard Buttner

                                        Jean Bernhard Buttner
                                        Chairman and President

July 16, 1995

                              ECONOMIC OBSERVATIONS

The economy slowed to a virtual crawl in the second quarter, with real, inflation-adjusted gross domestic product rising by a scant 0.5%. This narrow increase in growth, which follows much healthier expansion rates of 5.1% and 2.7% in the final quarter of 1994 and the first three months of this year, respectively, was fueled principally by a mild pickup in consumer spending. Sharply lower levels of housing construction and somewhat weaker auto production numbers were the quarter's main depressants.

The recent slowing in business activity, however, is likely to prove short-lived as recent data show that consumer spending is continuing to pick up, while the sharp reduction in mortgage rates over the past several months seems to be injecting some life into the housing market. Assuming that these positive trends persist, we would expect economic growth to accelerate in the third and fourth quarters. A moderate carryover effect is likely through at least the opening months of 1996. The risk of recession, which seemed very real just a short time ago, has lessened noticeably, in the past month or two.

But the news isn't all good. For example, the pending improvement on the economic front is likely to dissuade the Federal Reserve Board from trimming interest rates aggressively in the months ahead, since the added stimulus of substantially lower borrowing costs would, presumably, not be needed. If that's the case, the stock market, which continues to be partially underpinned by the expectation of further interest rate reductions, would have a key support mechanism removed.

*PERFORMANCE DATA

                            AVERAGE ANNUAL       GROWTH OF AN ASSUMED
                             TOTAL RETURN        INVESTMENT OF $10,000
                            --------------       ---------------------

1 year ended 6/30/95. . . . .   15.62%                $  11,562
5 years ended 6/30/95 . . . .    9.28%                $  15,582
10 years ended 6/30/95. . . .   10.29%                $  26,621


*THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

THE VALUE LINE INCOME FUND, INC.

PORTFOLIO HIGHLIGHTS AT JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


                                     TEN LARGEST COMMON STOCK HOLDINGS
----------------------------------------------------------------------------------------------
                                                                 DOLLARS           PERCENTAGE
ISSUE                                          SHARES         (IN THOUSANDS)     OF NET ASSETS
----------------------------------------------------------------------------------------------

Abbott Laboratories                            75,000            $ 3,037              2.2%
Telecomm Corp. of New Zealand Ltd. (ADR)       50,000              3,031              2.2
Coca-Cola Co.                                  45,000              2,869              2.1
Motorola, Inc.                                 40,000              2,685              2.0
Northrop Grumman Corp.                         50,000              2,606              1.9
Schering-Plough Corp.                          54,000              2,383              1.7
General Electric Co.                           40,000              2,255              1.7
TCF Financial Corp.                            45,000              2,138              1.6
Exxon Corp.                                    30,000              2,119              1.6
Hewlett-Packard Co.                            27,400              2,041              1.5
----------------------------------------------------------------------------------------------


                      FIVE LARGEST COMMON STOCK INDUSTRIES
--------------------------------------------------------------------------------
                                       DOLLARS          PERCENTAGE
INDUSTRY                            (IN THOUSANDS)     OF NET ASSETS
--------------------------------------------------------------------------------

Thrift                                 $ 6,274              4.6%
Beverage-Soft Drink                      4,594              3.5
Foreign Telecommunications               4,224              3.1
Electric Utility-West                    4,087              3.0
Computer & Peripherals                   3,961              2.9
--------------------------------------------------------------------------------


                        FIVE LARGEST SECURITY PURCHASES*+
--------------------------------------------------------------------------------
                                                 COST
ISSUE                                       (IN THOUSANDS)
--------------------------------------------------------------------------------
Timken Co.                                     $1,783
Automatic Data Processing, Inc.                 1,741
PacifiCorp                                      1,730
PepsiCo Inc.                                    1,552
Southwestern Public Service Co.                 1,430
--------------------------------------------------------------------------------


                          FIVE LARGEST SECURITY SALES*+
--------------------------------------------------------------------------------
                                              PROCEEDS
ISSUE                                      (IN THOUSANDS)
--------------------------------------------------------------------------------

Equifax, Inc.                              $3,241
Barrick Gold Corp.                          2,408
SBC Communications, Inc.                    2,167
Briggs & Stratton Corp.                     2,048
Broken Hill Proprietary Co. Ltd. (ADR)      1,850
--------------------------------------------------------------------------------

*    EXCLUSIVE OF FIXED INCOME SECURITIES.
+    FOR THE SIX MONTHS ENDED 6/30/95.


THE VALUE LINE INCOME FUND, INC.

SCHEDULE OF INVESTMENTS JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                     VALUE
SHARES                                                           (IN THOUSANDS)
--------------------------------------------------------------------------------

COMMON STOCKS (61.7%)

          AEROSPACE/DEFENSE (1.9%)
 50,000   Northrop Grumman Corp. . . . . . . . . . . . . . .      $   2,606

          AUTO PARTS - ORIGINAL EQUIPMEMT (0.8%)
 30,000   Modine Manufacturing Co. . . . . . . . . . . . . .          1,103

          BANK (1.0%)
 35,000   Bank of New York Co., Inc. . . . . . . . . . . . .          1,413

          BANK-MIDWEST (0.9%)
 40,000   National City Corp.. . . . . . . . . . . . . . . .          1,175


          BEVERAGE-SOFT DRINK (3.5%)
 45,000   Coca-Cola Co.  . . . . . . . . . . . . . . . . . .          2,869
 40,000   PepsiCo Inc. . . . . . . . . . . . . . . . . . . .          1,825
                                                                  ---------
                                                                      4,694

          BROADCASTING/CABLE TV (1.2%)
 14,600   Capital Cities/ABC, Inc. . . . . . . . . . . . . .          1,577

          CANADIAN ENERGY (0.8%)
 30,000   Imperial Oil Ltd.  . . . . . . . . . . . . . . . .          1,114

          CHEMICAL-BASIC (2.1%)
 46,700   Lyondell Petrochemical Co. . . . . . . . . . . . .          1,196
 50,000   Union Carbide Corp.  . . . . . . . . . . . . . . .          1,669
                                                                  ---------
                                                                      2,865

          CHEMICAL-DIVERSIFIED (1.2%)
 21,200   Goodrich (B.F.) Co.  . . . . . . . . . . . . . . .          1,137
 20,000   Pall Corp. . . . . . . . . . . . . . . . . . . . .            445
                                                                  ---------
                                                                      1,582

          CHEMICAL-SPECIALTY (0.7%)
 20,000   International Flavors & Fragrances Inc.. . . . . .            995

          COMPUTER & PERIPHERALS (2.9%)
 27,400   Hewlett-Packard Co.  . . . . . . . . . . . . . . .          2,041
 20,000   International Business Machines, Inc.. . . . . . .          1,920
                                                                  ---------
                                                                      3,961

          COMPUTER SOFTWARE & SERVICES (2.0%)
 24,100   Autodesk, Inc. . . . . . . . . . . . . . . . . . .          1,036
 27,500   Automatic Data Processing, Inc.. . . . . . . . . .          1,729
                                                                  ---------
                                                                      2,765

          COPPER (0.4%)
 20,000   Asarco, Inc. . . . . . . . . . . . . . . . . . . .            610

          DRUG (1.7%)
 54,000   Schering-Plough Corp.. . . . . . . . . . . . . . .          2,383

          ELECTRIC UTILITY - CENTRAL (2.0%)
 50,000   Illinova Corp. . . . . . . . . . . . . . . . . . .          1,269
 50,000   Southwestern Public Service Co.. . . . . . . . . .          1,475
                                                                  ---------
                                                                      2,744

          ELECTRIC UTILITY - EAST (1.0%)
 35,000   FPL Group, Inc.. . . . . . . . . . . . . . . . . .          1,352

          ELECTRIC UTILITY - WEST (3.0%)
 90,000   PacifiCorp . . . . . . . . . . . . . . . . . . . .          1,688
 45,000   Puget Sound Power & Light Co.. . . . . . . . . . .          1,029
 80,000   SCEcorp. . . . . . . . . . . . . . . . . . . . . .          1,370
                                                                  ---------
                                                                      4,087

          ELECTRICAL EQUIPMENT (1.7%)
 40,000   General Electric Co. . . . . . . . . . . . . . . .          2,255

          FINANCIAL SERVICES (0.8%)
 25,000   Travelers Group Inc. . . . . . . . . . . . . . . .          1,094

          FOOD PROCESSING (1.4%)
 55,000   ConAgra, Inc.. . . . . . . . . . . . . . . . . . .          1,918

          FOOD WHOLESALERS (0.9%)
 40,000   Sysco Corp.. . . . . . . . . . . . . . . . . . . .          1,180

                                        5

THE VALUE LINE INCOME FUND, INC.


SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 1995
--------------------------------------------------------------------------------
                                                                     VALUE
SHARES                                                           (IN THOUSANDS)
--------------------------------------------------------------------------------

          FOREIGN TELECOMMUNICATIONS (3.1%)
 60,000   Hong Kong Telecommunications, Ltd. (ADR) . . . . .      $   1,193
 50,000   Telecom Corp. of New Zealand Ltd. (ADR)  . . . . .          3,031
                                                                  ---------
                                                                      4,224

          HOME APPLIANCE (1.3%)
 55,500   Black & Decker Corp. . . . . . . . . . . . . . . .          1,714

          HOUSEHOLD PRODUCTS (1.0%)
 20,000   Clorox Co. . . . . . . . . . . . . . . . . . . . .          1,305

          INSURANCE-DIVERSIFIED (0.8%)
 10,000   American International Group, Inc. . . . . . . . .          1,140

          INSURANCE-LIFE (0.6%)
 16,000   Jefferson-Pilot Corp.. . . . . . . . . . . . . . .            876

          MEDICAL SUPPLIES (2.2%)
 75,000   Abbott Laboratories. . . . . . . . . . . . . . . .          3,037

          METAL FABRICATING (1.4%)
 40,000   Timken Co. . . . . . . . . . . . . . . . . . . . .          1,845

          NATURAL GAS-DIVERSIFIED (2.4%)
 75,000   Panhandle Eastern Corp.. . . . . . . . . . . . . .          1,828
 40,000   Williams Companies, Inc. . . . . . . . . . . . . .          1,395
                                                                  ---------
                                                                      3,223

          OFFICE EQUIPMENT & SUPPLIES (0.9%)
 27,000   Diebold, Inc.. . . . . . . . . . . . . . . . . . .          1,174

          OILFIELD SERVICES/EQUIPMENT (0.7%)
 27,200   Halliburton Co.. . . . . . . . . . . . . . . . . .            972

          PACKAGING & CONTAINER (1.0%)
 40,000   Ball Corp. . . . . . . . . . . . . . . . . . . . .          1,395

          PETROLEUM-INTEGRATED (1.6%)
 30,000   Exxon Corp.. . . . . . . . . . . . . . . . . . . .          2,119

          R.E.I.T (2.0%)
 50,000   BRE Properties Inc. Class "A". . . . . . . . . . .          1,550
 50,000   New Plan Realty Trust (SBI). . . . . . . . . . . .          1,119
                                                                  ---------
                                                                      2,669

          RESTAURANT (1.1%)
 40,000   McDonald's Corp. . . . . . . . . . . . . . . . . .          1,565

          SEMICONDUCTOR (2.0%)
 40,000   Motorola, Inc. . . . . . . . . . . . . . . . . . .          2,685

          STEEL-GENERAL (0.8%)
 20,000   Nucor Corp.. . . . . . . . . . . . . . . . . . . .          1,070

          TELECOMMUNICATIONS
          SERVICE (1.5%)
 35,000   Century Telephone Enterprises, Inc.. . . . . . . .            993
 40,000   Cincinnati Bell, Inc.. . . . . . . . . . . . . . .          1,010
                                                                  ---------
                                                                      2,003

          THRIFT (4.6%)
 90,000 * Glendale Federal Bank. . . . . . . . . . . . . . .          1,125
 90,000   Great Western Financial Corp.. . . . . . . . . . .          1,856
 40,000   JSB Financial Corp.. . . . . . . . . . . . . . . .          1,155
 45,000   TCF Financial Corp.. . . . . . . . . . . . . . . .          2,138
                                                                  ---------
                                                                      6,274

          TOILETRIES/COSMETICS (0.8%)
 25,600   Gillette Co. . . . . . . . . . . . . . . . . . . .          1,142
                                                                  ---------

          TOTAL COMMON STOCKS (Cost $71,318) . . . . . . . .         83,905
                                                                  ---------


                                        6


THE VALUE LINE INCOME FUND, INC.


SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 1995
--------------------------------------------------------------------------------
  SHARES OR
PRINCIPAL AMOUNT                                                     VALUE
 (IN THOUSANDS)                                                  (IN THOUSANDS)
--------------------------------------------------------------------------------

PREFERRED STOCKS (2.9%)
          ELECTRIC UTILITY-CENTRAL (0.9%)
 50,000   Texas Utilities Electric Co.
           Series "B" depositary
           $1.805 Cum Pfd. . . . . . . . . . . . . . . . . .      $   1,181

          PETROLEUM-INTEGRATED (2.0%)
125,000   Texaco Capital LLC Series "A"
           $1.71875 MIPS Pfd.. . . . . . . . . . . . . . . .          2,813
                                                                  ---------

          TOTAL PREFERRED STOCKS
          (Cost $4,375). . . . . . . . . . . . . . . . . . .          3,994
                                                                  ---------

CORPORATE BONDS AND NOTES (8.5%)
          APPAREL (1.5%)
$ 2,000   Tultex Corp. 10.625% Notes, 3/15/05. . . . . . . .          2,027

          FINANCIAL SERVICES (3.7%)
  5,000   McDonnell Douglas Finance Corp.
           7 3/8%, Series "A" Notes, 11/15/05. . . . . . . .          5,092

          INSURANCE-DIVERSIFIED (1.4%)
  1,500   Pioneer Financial Services, Inc.
           8%, Sub. Conv. Deb., 7/15/00. . . . . . . . . . .          1,860

          MARITIME (0.4%)
    500   Eletson Holdings Inc. 9 1/4%,
           Mortgage Notes, 11/15/03. . . . . . . . . . . . .            489

          NATURAL GAS-DISTRIBUTION (0.6%)
    750   Trident NGL, Inc. 10 1/4%, Notes, 4/15/03. . . . .            836

          PUBLISHING (0.9%)
  1,500   Western Publishing Group, Inc.
           7.65%,  Notes, 9/15/02. . . . . . . . . . . . . .          1,223
                                                                  ---------

          TOTAL CORPORATE BONDS & NOTES  (Cost $11,221). . .         11,527
                                                                  ---------

U.S. TREASURY OBLIGATIONS (7.5%)
 10,000   U.S. Treasury Notes 6 1/2%, 4/30/99. . . . . . . .         10,184
                                                                  ---------
          TOTAL U.S. TREASURY OBLIGATIONS (Cost $9,936). . .         10,184
                                                                  ---------

U.S. GOVERNMENT AGENCY OBLIGATIONS (7.2%)

  5,600   Federal Farm Credit Banks 5.83%, 12/21/95. . . . .          5,598
  4,000   Federal National Mortgage Association 8.70%,
           REMIC Trust 1989-90 E, 12/25/19 . . . . . . . . .          4,170
                                                                  ---------

          TOTAL U.S. GOVERNMENT AGENCY
           OBLIGATIONS (Cost $9,603) . . . . . . . . . . . .          9,768
                                                                  ---------

          TOTAL INVESTMENT SECURITIES
           (87.8%) (Cost $106,453) . . . . . . . . . . . . .        119,378
                                                                  ---------

SHORT-TERM INVESTMENTS (12.0%) (INCLUDING ACCRUED INTEREST)
 16,300   Federal Home Loan Mortgage Corp.
           Discount Notes 6.10%, 7/3/95. . . . . . . . . . .         16,294
                                                                  ---------

          TOTAL SHORT-TERM INVESTMENTS (Cost $16,294). . . .         16,294
                                                                  ---------


CASH AND RECEIVABLES LESS LIABILITIES (0.2%) . . . . . . . .            340
                                                                  ---------

NET ASSETS (100.0%). . . . . . . . . . . . . . . . . . . . .      $ 136,012
                                                                  ---------
                                                                  ---------

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
OUTSTANDING SHARE ($136,012,000 DIVIDED BY
19,581,216 shares outstanding) . . . . . . . . . . . . . . .      $    6.95
                                                                  ---------
                                                                  ---------

* NON-INCOME PRODUCING.


                                               SEE NOTES TO FINANCIAL STATEMENTS

THE VALUE LINE INCOME FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES AT JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   DOLLARS
                                                                (IN THOUSANDS
                                                              EXCEPT PER-SHARE
                                                                   AMOUNT)
                                                              ----------------

ASSETS:
Investment securities, at value (Cost--$106,453) . . . . . .      $ 119,378
Short-term investments (Cost--$16,294)   . . . . . . . . . .         16,294
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . .             28
Dividends and interest receivable. . . . . . . . . . . . . .            500
Receivable for capital shares sold . . . . . . . . . . . . .              2
                                                                  ---------
       TOTAL ASSETS. . . . . . . . . . . . . . . . . . . . .        136,202
                                                                  ---------

LIABILITIES:
Payable for capital shares repurchased . . . . . . . . . . .             42
Accrued expenses:
       Advisory fee. . . . . . . . . . . . . . . . . . . . .             77
       Other . . . . . . . . . . . . . . . . . . . . . . . .             71
                                                                  ---------
          TOTAL LIABILITIES. . . . . . . . . . . . . . . . .            190
                                                                  ---------

NET ASSETS:
Capital stock, at $1.00 par value (authorized 50,000,000,
     outstanding 19,581,216 shares). . . . . . . . . . . . .         19,581
Additional paid-in capital . . . . . . . . . . . . . . . . .        104,494
Undistributed investment income--net . . . . . . . . . . . .            229
Accumulated net realized loss on investments . . . . . . . .         (1,217)
Accumulated net appreciation of investments. . . . . . . . .         12,925
                                                                  ---------
          Net Assets . . . . . . . . . . . . . . . . . . . .      $ 136,012
                                                                  ---------
                                                                  ---------

          NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
          OUTSTANDING SHARE ($136,012,000 DIVIDED BY
          19,581,216 SHARES OUTSTANDING) . . . . . . . . . .      $    6.95
                                                                  ---------
                                                                  ---------


STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED
JUNE 30, 1995 (UNAUDITED)
--------------------------------------------------------------------------------


                                                                   DOLLARS
                                                               (IN THOUSANDS)
                                                               ---------------

INVESTMENT INCOME:
     Interest. . . . . . . . . . . . . . . . . . . . . . . .      $   1,512
     Dividends (Net of foreign withholding taxes of $1). . .          1,206
                                                                  ---------
          TOTAL INCOME . . . . . . . . . . . . . . . . . . .          2,718
                                                                  ---------

EXPENSES:
     Advisory fee. . . . . . . . . . . . . . . . . . . . . .            452
     Transfer agent fees . . . . . . . . . . . . . . . . . .             62
     Auditing and legal fees . . . . . . . . . . . . . . . .             25
     Postage . . . . . . . . . . . . . . . . . . . . . . . .             18
     Telephone and wire charges. . . . . . . . . . . . . . .             15
     Registration and filing fees. . . . . . . . . . . . . .             15
     Printing and stationery . . . . . . . . . . . . . . . .             14
     Directors' fees and expenses. . . . . . . . . . . . . .              6
     Custodian fees. . . . . . . . . . . . . . . . . . . . .              5
     Insurance, dues, and other. . . . . . . . . . . . . . .              5
                                                                  ---------
          TOTAL EXPENSES . . . . . . . . . . . . . . . . . .            617
                                                                  ---------

INVESTMENT INCOME--NET . . . . . . . . . . . . . . . . . . .          2,101
                                                                  ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NET:

          Realized Loss--Net . . . . . . . . . . . . . . . .           (123)

          Change in Unrealized
          Appreciation (Depreciation). . . . . . . . . . . .         14,883
                                                                  ---------

NET REALIZED LOSS AND CHANGE IN UNREALIZED
     APPRECIATION (DEPRECIATION) ON INVESTMENTS. . . . . . .         14,760
                                                                  ---------

NET INCREASE IN NET ASSETS FROM OPERATIONS . . . . . . . . .      $  16,861
                                                                  ---------
                                                                  ---------



                                               SEE NOTES TO FINANCIAL STATEMENTS

THE VALUE LINE INCOME FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED JUNE 30, 1995 (UNAUDITED),
AND FOR THE YEAR ENDED DECEMBER 31, 1994
--------------------------------------------------------------------------------


                                                                                                SIX MONTHS
                                                                                                   ENDED                YEAR
                                                                                               JUNE 30, 1995            ENDED
                                                                                                (UNAUDITED)       DECEMBER 31, 1994
                                                                                               -------------      -----------------
                                                                                                    (DOLLARS IN THOUSANDS)

OPERATIONS:
  Investment income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $   2,101           $   4,758
  Realized loss on investments--net. . . . . . . . . . . . . . . . . . . . . . . . .                 (123)             (1,094)
  Change in unrealized appreciation (depreciation) . . . . . . . . . . . . . . . . .               14,883             (10,492)
                                                                                                ---------           ---------
  Net increase (decrease) in net assets from operations. . . . . . . . . . . . . . .               16,861              (6,828)
                                                                                                ---------           ---------

DISTRIBUTIONS TO SHAREHOLDERS:
  Investmemt income--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (1,973)             (4,657)
  Realized gain from investment transactions--net. . . . . . . . . . . . . . .                         --              (1,130)
                                                                                                ---------           ---------
                                                                                                   (1,973)             (5,787)
                                                                                                ---------           ---------

CAPITAL SHARE TRANSACTIONS:
  Net proceeds from sale of shares . . . . . . . . . . . . . . . . . . . . . . . . .                1,975               5,172
  Net proceeds from reinvestment of distributions to shareholders. . . . . . . . . .                1,522               4,538
  Cost of shares repurchased . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (14,017)            (27,786)
                                                                                                ---------           ---------
  Decrease from capital share transactions . . . . . . . . . . . . . . . . . . . . .              (10,520)            (18,076)
                                                                                                ---------           ---------

TOTAL INCREASE (DECREASE). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                4,368             (30,691)

NET ASSETS:
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              131,644             162,335
                                                                                                ---------           ---------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            $ 136,012           $ 131,644
                                                                                                ---------           ---------
                                                                                                ---------           ---------
Undistributed Investment Income--net, at end of period . . . . . . . . . . . . . . .            $     229           $     101
                                                                                                ---------           ---------
                                                                                                ---------           ---------



                                               SEE NOTES TO FINANCIAL STATEMENTS

THE VALUE LINE INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                          JUNE 30, 1995
--------------------------------------------------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

(A) SECURITY VALUATION. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

The Board of Directors has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data in determining valuations.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND DISTRIBUTIONS. Security transactions are accounted for on the date the securities are purchased or sold. Interest income is accrued as earned. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

THE VALUE LINE INCOME FUND, INC.

(E) AMORTIZATION. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

2.   CAPITAL SHARE TRANSACTIONS, DIVIDENDS, AND DISTRIBUTIONS TO SHAREHOLDERS

Transactions in capital stock were as follows (in thousands except per-share amounts):


                                                SIX MONTHS ENDED   YEAR ENDED
                                                  JUNE 30, 1995   DECEMBER 31,
                                                   (UNAUDITED)        1994
                                                ----------------  ------------

Shares sold. . . . . . . . . . . . . . . . .             299           793
Shares issued to shareholders in
 reinvestment of dividends and
 distributions . . . . . . . . . . . . . . .             227            713
                                                     -------       --------
                                                         526          1,506
Shares repurchased . . . . . . . . . . . . .           2,156          4,271
                                                     -------       --------
Net decrease . . . . . . . . . . . . . . . .          (1,630)        (2,765)
                                                     -------       --------
                                                     -------       --------
Dividends per share. . . . . . . . . . . . .         $   .10       $ .21400
                                                     -------       --------
                                                     -------       --------
Distributions per share from net realized
 gains . . . . . . . . . . . . . . . . . . .         $    --       $ .05383
                                                     -------       --------
                                                     -------       --------


On June 30, 1995, the Board of Directors declared a dividend from investment income of $.05 per share to shareholders of record September 13, 1995, payable September 19, 1995.

3.   PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term securities, were as follows:


                                                          SIX MONTHS ENDED
                                                            JUNE 30, 1995
                                                             (UNAUDITED)
                                                          ---------------
                                                           (IN THOUSANDS)

PURCHASES:
U.S. Treasury and Government Agency Obligations. . . . .      $ 10,001
Other Investment Securities. . . . . . . . . . . . . . .        35,088
                                                              --------
                                                              $ 45,089
                                                              --------
                                                              --------

SALES:
U.S. Treasury and Government Agency Obligations. . . . .      $ 14,233
Other Investment Securities. . . . . . . . . . . . . . .        41,969
                                                              --------
                                                              $ 56,202
                                                              --------
                                                              --------


At June 30, 1995, the aggregate cost of investment securities and short-term investments for federal income tax purposes was $122,747,000. The aggregate appreciation and depreciation of investments at June 30, 1995, based on a comparison of investment values and their costs for federal income tax purposes, was $13,795,000 and $870,000, respectively, resulting in a net appreciation of $12,925,000.

For federal income tax purposes, the Fund had a net capital loss carryover at December 31, 1994, of approximately $535,000, which will expire in the year 2002. Realized losses incurred after October 31, if so

THE VALUE LINE INCOME FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

elected by the Fund, are deemed to arise on the first day of the following fiscal year. The Fund incurred and elected to defer losses of approximately $516,000 during the fiscal year ended December 31, 1994. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

4.   INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES, AND TRANSACTIONS WITH
     AFFILIATES

An advisory fee of $452,000 was paid or payable to Value Line, Inc., the Fund's investment adviser ("Adviser"), for the six months ended June 30, 1995. This was computed at the rate of .70% of the first $100 million of the Fund's average daily net assets plus .65% on the excess thereof, and paid monthly. The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment, and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses. If the aggregate expenses of the Fund, other than taxes, interest, brokerage commissions, and extraordinary expenses, exceed the expense limitation imposed by any state in which the Fund's shares are sold, the advisory fee will be reduced by the amount of such excess, or the amount of such excess will be refunded.
No such reimbursement was required for the six months ended June 30, 1995.

A fee of $1,890 for printing services was paid or payable to the Adviser for the six months ended June 30, 1995.

Certain officers and directors of the Adviser and its wholly owned subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund. During the six months ended June 30, 1995, the Fund paid brokerage commissions totalling $69,000 to the Distributor, which clears its transactions through unaffiliated brokers.

The Adviser and/or affiliated companies owned 759,172 shares of the Fund's capital stock, representing 3.9% of the outstanding shares at June 30, 1995.

THE VALUE LINE INCOME FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:


                                                                  SIX MONTHS
                                                                     ENDED                     YEAR ENDED DECEMBER 31,
                                                                 JUNE 30, 1995  -------------------------------------------------
                                                                  (UNAUDITED)       1994      1993      1992      1991      1990
                                                                 ----------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .         $ 6.21         $ 6.77    $ 7.29    $ 7.86    $ 6.39    $ 6.66
                                                                   ------         ------    ------    ------    ------    ------

  INCOME (LOSS) FROM INVESTMENT OPERATIONS:
    Net investment income. . . . . . . . . . . . . . . . .            .11            .21       .21       .28       .31       .36
    Net gains or losses on securities
    (both realized and unrealized) . . . . . . . . . . . .            .73           (.51)      .38      (.15)     1.47     ( .24)
                                                                   ------         ------    ------    ------    ------    ------

    Total from investment operations . . . . . . . . . . .            .84           (.30)      .59       .13      1.78       .12
                                                                   ------         ------    ------    ------    ------    ------

  LESS DISTRIBUTIONS:
    Dividends from net investment income . . . . . . . . .          ( .10)         ( .21)     (.22)    ( .28)    ( .31)    ( .39)
    Distributions from capital gains . . . . . . . . . . .            --           ( .05)    ( .89)     (.42)      --        --
                                                                   ------         ------    ------    ------    ------    ------
    Total distributions. . . . . . . . . . . . . . . . . .          ( .10)         ( .26)    (1.11)    ( .70)    ( .31)    ( .39)
                                                                   ------         ------    ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .         $ 6.95         $ 6.21    $ 6.77    $ 7.29    $ 7.86    $ 6.39
                                                                   ------         ------    ------    ------    ------    ------
                                                                   ------         ------    ------    ------    ------    ------

TOTAL RETURN . . . . . . . . . . . . . . . . . . . . . . .          13.59%+        -4.36%     8.26%     1.75%    28.50%     2.00%
                                                                   ------         ------    ------    ------    ------    ------
                                                                   ------         ------    ------    ------    ------    ------


RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in thousands)                         $136,012       $131,644  $162,335  $163,251  $172,200  $140,990

Ratio of operating expenses to average net assets. . . . .            .94%*          .90%      .88%      .89%      .74%      .77%
Ratio of net investment income to average net assets . . .           3.19%*         3.29%     2.82%     3.69%     4.37%     5.59%
Portfolio turnover rate. . . . . . . . . . . . . . . . . .             38%+           56%      165%       85%       67%       57%


+    Not annualized
*    Annualized



                                              SEE NOTES TO FINANCIAL STATEMENTS

                         THE VALUE LINE FAMILY OF FUNDS
--------------------------------------------------------------------------------

1950 -- THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952 -- THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956 -- THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations." No consideration is given to achieving current income.

1972 -- VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979 -- THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981 -- VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value of its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983 -- VALUE LINE CENTURION FUND seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance. The Fund is available to investors only through the purchase of Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1984 -- THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985 -- VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986 -- VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987 -- VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987 -- VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST invests in stocks, bonds and cash equivalents according to computer trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times. The Fund is available to investors only through the purchase of the Guardian Investor, a tax deferred variable annuity, or Value Plus, a variable life insurance policy.

1992 -- THE VALUE LINE ADJUSTABLE RATE U.S. GOVERNMENT SECURITIES FUND seeks high current income consistent with low volatility of principal by investing primarily in adjustable rate U.S. Government securities.

1993 -- VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993 -- VALUE LINE ASSET ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

--------------------------------------------------------------------------------

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.